Acquisition and Deconsolidation of Subsidiary (Details Textual) (USD $)	3 Months Ended				12 Months Ended									0 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended								3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Sep. 13, 2012	Sep. 30, 2011	Jan. 02, 2011	Dec. 31, 2010	Aug. 31, 2010	Aug. 06, 2010	Sep. 13, 2012 Digital Communications [Member]	Sep. 30, 2012 Digital Communications [Member]	Sep. 13, 2012 Digital Communications [Member] Promissory Note [Member]	Sep. 17, 2012 TNS [Member]	Mar. 31, 2013 TNS [Member]	Dec. 31, 2012 TNS [Member]	Dec. 31, 2011 TNS [Member]	Jan. 02, 2011 TNS [Member]	Dec. 31, 2010 TNS [Member]	Sep. 17, 2012 TNS [Member] Series F Preferred Stock [Member]	Dec. 31, 2012 TNS [Member] Series F Preferred Stock [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ADEX Entities [Member]	Mar. 31, 2013 ADEX Entities [Member]	Dec. 31, 2011 ADEX Entities [Member]	Jan. 02, 2011 ADEX Entities [Member]	Dec. 31, 2010 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 31, 2011 ERFS [Member]	Mar. 31, 2013 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Jan. 02, 2011 ERFS [Member]	Dec. 31, 2010 ERFS [Member]	Dec. 17, 2012 ERFS [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 ERFS [Member] Series I Preferred Stock [Member]	Aug. 22, 2011 Tropical Communications, Inc. [Member]	Dec. 31, 2012 Tropical Communications, Inc. [Member]	Dec. 31, 2011 Tropical Communications, Inc. [Member]	Mar. 31, 2013 Tropical Communications, Inc. [Member]	Jan. 02, 2011 Tropical Communications, Inc. [Member]	Dec. 31, 2010 Tropical Communications, Inc. [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Mar. 31, 2013 RM Engineering [Member]	Dec. 29, 2011 RM Engineering [Member]	Jan. 02, 2011 RM Engineering [Member]	Dec. 31, 2010 RM Engineering [Member]	Dec. 31, 2011 RM Leasing [Member]	Dec. 29, 2011 RM Leasing [Member]	Mar. 31, 2013 RM Engineering and RM Leasing [Member]	Dec. 31, 2011 RM Engineering and RM Leasing [Member]	Dec. 31, 2012 RM Engineering and RM Leasing [Member]	Dec. 31, 2011 RM Engineering and RM Leasing [Member] Promissory Note [Member]
Acquisitions and Deconsolidation of Subsidiary (Textual)
Percentage of outstanding shares of common stock sold														60.00%	60.00%
Aggregate principal amount of note	$ 210,000						$ 27,500	$ 125,000	$ 180,000							$ 125,000									$ 2,378,668																																	$ 200,000
Maturity period of notes																																																								6 months
Gain on deconsolidation														528,000
Amount of promissory note written off														125,000
Amount of receivables written off on deconsolidation														880,000
Company funded cash flow amount														179,000
Written down value of cash flow														0
Common shares issued for acquisition																	40,000						4,150																4,500		8,000															60,000
Per share value of common stock in acquisition																																									$ 6.92															$ 0.381
Fair value of the shares issued for acquisition																	4,026,822																						4,187,151		55,360
Value of earn out provision																																									15,320	15,320													89,740	127,385
Cash paid to entity for acquisition																	700,000		700,000						12,819,594	12,819,594																						101,998								101,000
Membership interests acquired																	100.00%																			100.00%					100.00%									49.00%			100.00%	100.00%
Percentage of ownership after sale of stock transaction														40.00%
Remaining Membership Interest																																																		51.00%
Purchase price for remaining Membership Interest																																																		1
Contingent consideration/working capital adjustment																	259,550		259,550					557,933		2,123,210							2,100,000			2,100,000							15,320	0				126,287	36,547
Total purchase price																	5,486,372		5,486,372						17,321,472	17,321,472							6,287,151			6,287,151							70,680					555,767								555,767
Exercise price of rights per share beginning on March 17, 2014	18.75				1.25						18.75	18.75	18.75				12.50																															37.50								37.50
Redemption Period																								20 days
Maximum value of preferred stock can be redeemed																																							750,000
Description for redemption period																								November 27, 2012, with the redemption to occur within 20 days of such request.																On or after March 31, 2013.
Number of aggregate preferred stock redeemable on demand																								3,000
Additional preferred stock redeemable on demand																								575
Description for redemption period for additional shares																								Beginning on September 17, 2013.
Additional preferred stock redeemable on demand one																								575
Description for redemption period for additional shares one																								Beginning on September 17, 2014.
Cash paid equal to net working capital																									1,332,668
Amount of contingent consideration																	259,550								2,123,210											2,100,000												127,385
Number of shares issued to secure payment																															1,500
Description for additional consideration																										As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the "Multiplier") multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the "Forward EBITDA").														As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.							Additional compensation will be paid in form of an earn-out, as well as cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the 24 months following closing.	The purchase price also included earn-out, as well as cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.								The purchase price also included earn-out, as well as cashless exercise warrants with an exercise price of $37.50 per share for up to 4,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.
Description of forward Ebitda adjustment																										If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0. The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.
Forward EBITDA adjusted multiplier as per condition																										0.75
Forward EBITDA in condition one																										2,731,243
Forward EBITDA adjusted multiplier in condition one																										0.50
Forward Ebitda in condition two																										3,431,243
Forward EBITDA adjusted multiplier in condition two																										1.0
Amount of Ebitda in which company agreed to pay																										3,081,243
Number of shares reserved																															2,000	2,000
Revenue contribution																																											450,000
Operating loss including depreciation and amortization																																											191,000
Goodwill	20,561,980				20,561,980	343,986												4,002,654	4,002,654							10,474,212	10,474,212						5,741,128		5,741,128						174,746	174,746	174,746	174,746			169,240	169,240	169,240							169,000	4,000,000
Net of cash acquired																	4,000,000		17,943						10,500,000	12,221							22,432										2,903					54,255
Acquisition related cost recorded as general and administrative expense																		81,836								152,189
Repayment of debt due from acquiree to lender																									1,241,000
Amortization of intangible assets, customer lists and non-compete agreements	159,832	39,314	15,922	15,922	235,091	0																											597,375	597,375
Interest expense on the cash portion of purchase price borrowed																																	1,560,000	1,560,000
Amount of note issued																									1,046,000
Amount of note issued one																									1,332,668
Gain on disposition of subsidiary					(50,539)
Description of contingent consideration minimum range																			Event TNS has zero or negative EBITDA.							Event ADEX has zero or negative EBITDA.							Event ERFS EBITDA for the 12 months following closing is less than $10,000 over the 12 months period prior to closing										Event Tropical has zero or negative net income.					Event RM Engineering has zero or negative net income.
Description of contingent consideration maximum range																			There is no cap on the amount that may be earned.							There is no cap on the amount that may be earned.							There is no cap on the amount that may be earned.										There was no cap on the amount that may be earned.					There is no cap on the amount that may be earned.
Contingent consideration, minimum range																			$ 0							$ 0							$ 0										$ 0					$ 0
Percentage of EBITDA to be paid as a contingent consideration																			20.00%
Contingent consideration to be paid for each of three years																			Greater than $1,275,000
Percentage of net income to be paid as a contingent consideration																																											50.00%					50.00%
Contingent consideration, maximum range																			Unlimited							Unlimited							Unlimited										Unlimited					Unlimited